Income Taxes (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Income Taxes
Schedule of income before income taxes

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands, except percentage)
Income before income tax expenses	$306,631	$191,805
Less: Income (Loss) from non-China operations	79,717	(163,411)
Income from China operations	$226,914	$355,216
Income tax expense (benefits) applicable to non-China operations	$13,296	$(4,275)
Income tax expense applicable to China operations	43,331	66,130
Total income tax expenses	$56,627	$61,855
Effective tax rate for China operations	19.1%	18.6%

	Nine Months Ended September 30,
	2020	2021

	(In thousands, except percentage)
Income before income tax expenses	$370,109	$405,011
Less: Income (Loss) from non-China operations	64,479	(198,398)
Income from China operations	$305,630	$603,409
Income tax expense (benefits) applicable to non-China operations	$12,358	$(9,757)
Income tax expense applicable to China operations	74,272	103,017
Total income tax expenses	$86,630	$93,260
Effective tax rate for China operations	24.3%	17.1%

Schedule of current and deferred portion of income tax expenses

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Deferred tax provisions (benefits)	$12,745	$(5,061)
Current income tax expenses	43,882	66,916

Income tax expenses	$56,627	$61,855

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Deferred tax provisions (benefits)	$11,682	$(11,546)
Current income tax expenses	74,948	104,806

Income tax expenses	$86,630	$93,260

Schedule of significant components of deferred tax assets and liabilities for China operations

	As of
	December 31, 2020	June 30, 2021

	(In thousands)
Deferred tax assets:

Net operating loss carry forwards	$8,872	$8,976
Valuation allowance	(8,872)	(8,976)
Depreciation, investment-related impairment, accounts receivable, accrued and other liabilities	107,892	109,154
Valuation allowance	(80,872)	(81,875)

Net deferred tax assets (included in other non-current assets)	$27,020	$27,279

Deferred tax liabilities:
Acquired intangible assets	$30,999	$32,652
Depreciation	1,435	1,452
Investment gain	25,496	21,571
Others	369	373

Total deferred tax liabilities	$58,299	$56,048

	As of
	December 31, 2020	September 30, 2021

	(In thousands)
Deferred tax assets:
Net operating loss carry forwards	$8,872	$8,991
Valuation allowance	(8,872)	(8,991)
Depreciation, investment-related impairment, accounts receivable, accrued and other liabilities	107,892	109,338
Valuation allowance	(80,872)	(82,013)

Net deferred tax assets (included in other non-current assets)	$27,020	$27,325

Deferred tax liabilities:
Acquired intangible assets	$30,999	$36,768
Depreciation	1,435	1,454
Investment gain	25,496	15,857
Others	369	374

Total deferred tax liabilities	$58,299	$54,453